Other non-current liabilities	12 Months Ended
Oct. 31, 2020
Other non-current liabilities [Abstract]
Other non-current liabilities
23 Other non-current liabilities

	October 31, 2020	October 31, 2019
	$m	$m
Accruals	39.9	50.4
	39.9	50.4

Accruals includes employee benefit liability $30.6 million (2019: $33.3 million) that relates to employee obligations in certain countries and an IT contractual liability $5.9 million (2019: $6.6 million). Certain employee benefit liabilities in Germany and the related benefit deposits were transferred to defined benefit obligations in the year (note 22).